Income Taxes (Reconciliation of Income Taxes at the U.S. Statutory Federal Income Tax Rate) (Parenthetical) (Detail)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Tax Percentage on noncontrolling interest	(3.60%)	(3.60%)